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LAFFER|TENGLER Equity Income ETF
FUND SUMMARY – LAFFER|TENGLER Equity Income ETF
Investment Objective
LAFFER|TENGLER Equity Income ETF (the “Fund”) seeks income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “secondary market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LAFFER|TENGLER Equity Income ETF LAFFER|TENGLER Equity Income ETF
Management Fee	0.95%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%
[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
LAFFER|TENGLER Equity Income ETF | LAFFER|TENGLER Equity Income ETF | USD ($)	97	303	525	1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the fiscal period ended July 31, 2024, the Fund’s portfolio turnover rate was 26.48% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed Fund that seeks to achieve its investment objective by investing in high-quality, large-cap stocks that the Sub-Adviser (Laffer Tengler Investments, Inc.) believes have strong earnings and dividend growth potential and an above market dividend yield. The strategy utilizes two valuation metrics that the Sub-Adviser believes are consistent indicators of value: Relative Dividend Yield (RDY) and Relative Price-to-Sales Ratio (RPSR). These indicators, both pioneered by the Laffer Tengler (LTI) team, are used to identify discreet periods of over- and under-valuation, security by security, and are supported by LTI’s rigorous and proprietary 12 Fundamental Factor research approach. The Fund will typically hold 25-35 positions, and seeks to produce an above-market dividend yield with low turnover. No assurance can be given that the Fund will achieve its investment objective and you could lose all your investment in the Fund.

Investment Process

The Sub-Adviser intends to invest in high-quality, U.S. Large-Cap equities using its proprietary valuation metrics, Relative Dividend Yield (RDY) and Relative Price-to-Sales Ratio (RPSR).

After identifying companies with attractive valuations that fit the Sub-Adviser’s portfolio requirements, the Sub-adviser conducts further research using a 12 Fundamental Factor research model (both qualitative and quantitative) to avoid owning stocks that are undervalued for legitimate reasons. The 12 Fundamental Factor research model involves the analysis of the following factors:

Qualitative Factors:

Catalyst for Outperformance

Franchise Value & Market Growth

Top Management/Board of Directors

Quantitative Factors:

Sales/Revenue Growth

Operating Margins

Relative P/E

Positive Free Cash Flow

Dividend Coverage/Growth

Asset Turnover Ratio

Use of Cash (buyback, debt, dividend)

Leverage

Financial Risk

The Fund uses a fundamental evaluation process that primarily considers a company’s dividend yield compared to the historical yield of the stock and also compared to the yield of the S&P 500, while also considering the company’s relative price-to-sales ratio as a secondary indicator. The Relative Dividend Yield, or RDY, allows LTI to identify equities that are temporarily underperforming, and as a result may be attractively valued. The dividend income generated by these companies allows us to wait for the stock price to rebound and valuations to normalize, all while collecting a dividend that is yielding above and growing faster than the market rate. Other fundamental factors that are included in considering a stock for purchase are an analysis of the quantitative factors listed above, evaluation of the management team, and a qualitative look at factors such as market dominance, franchise value, and a catalyst for outperformance.

The primary indicator that a company’s stock has entered its “sell range” is when the stock’s dividend yield is lower than that of the S&P 500, on a relative basis and one standard deviation away from its historical mean. Using a customized range for each position individually, the current relative yield is measured, and a sell range is established to indicate when a position has become overvalued, or fairly valued, in relation to both its own long- term averages and the market overall. Other fundamental factors that are included in the sell consideration are an analysis of the quantitative factors listed above, evaluation of the management team, and a qualitative look at factors such as market dominance, franchise value, and a catalyst for outperformance.

Principal Risks
Performance History

The Fund is new and does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

LAFFER|TENGLER Equity Income ETF | Risk Lose Money [Member]
As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
LAFFER|TENGLER Equity Income ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
LAFFER|TENGLER Equity Income ETF | Market Risk [Member]

Market Risk. The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

LAFFER|TENGLER Equity Income ETF | Equity Securities Risk [Member]

Equity Securities Risk. Equity prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

LAFFER|TENGLER Equity Income ETF | Active Management Risk [Member]

Active Management Risk. As an actively managed investment portfolio, the Fund is subject to decisions made by the Adviser’s portfolio managers. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential returns for specific investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.

LAFFER|TENGLER Equity Income ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

LAFFER|TENGLER Equity Income ETF | Large Capitalization Securities Risk [Member]

Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

LAFFER|TENGLER Equity Income ETF | Growth Stock Investment Risk [Member]

Growth Stock Investment Risk. The Fund may invest in certain dividend-paying stocks generally viewed by the market as “growth stocks” but which, as a result of market events or events relating specifically to that stock, have become undervalued in the Sub-Adviser’s opinion. Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments. Growth stocks tend to trade at a premium when analyzed using traditional valuation metrics such as price-to-earnings ratio and price-to-book ratio. Due to this premium valuation, growth stocks tend to be more susceptible to big price swings. In bull markets, they tend to rise at a much faster pace than the overall market, and they tend to decline at a more rapid rate in bear markets.

LAFFER|TENGLER Equity Income ETF | Value Stock Investment Risk [Member]

Value Stock Investment Risk. Value stocks may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a value stock may not meet portfolio management’s perceived value assessment of that stock, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

LAFFER|TENGLER Equity Income ETF | High Dividend Style Risk [Member]

High Dividend Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

LAFFER|TENGLER Equity Income ETF | Cash and Cash Equivalents Risk [Member]

Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

LAFFER|TENGLER Equity Income ETF | ETF Structure Risk [Member]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
LAFFER|TENGLER Equity Income ETF | Trading Issues Risk [Member]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

LAFFER|TENGLER Equity Income ETF | Market Price Variance Risk [Member]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

LAFFER|TENGLER Equity Income ETF | Authorized Participants ("APs"), Market Makers, and Liquidity Providers Risk [Member]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

LAFFER|TENGLER Equity Income ETF | Costs of Buying or Selling Shares of an ETF [Member]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.